Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income / (loss)	R$ 30,737	R$ 28,384	R$ 15,064
Financial assets at fair value through other comprehensive income	(3,235)	(3,248)	148
Change in fair value	(5,325)	(7,611)	1,214
Tax effect	1,246	3,320	(457)
(Gains) / losses transferred to income statement	1,534	2,086	(1,107)
Tax effect	(690)	(1,043)	498
Hedge	(34)	699	(3,557)
Cash flow hedge	65	549	499
Change in fair value	162	998	947
Tax effect	(97)	(449)	(448)
Hedge of net investment in foreign operation	(99)	150	(4,056)
Change in fair value	(148)	194	(7,616)
Tax effect	49	(44)	3,560
Remeasurements of liabilities for post-employment benefits (1)	(34)	45	(192)
Remeasurements	(65)	74	(349)
Tax effect	31	(29)	157
Foreign exchange variation in foreign investments	(3,026)	(323)	4,630
Total other comprehensive income	(6,329)	(2,827)	1,029
Total comprehensive income	24,408	25,557	16,093
Comprehensive income attributable to the owners of the parent company	23,373	23,933	19,925
Comprehensive income attributable to non-controlling interests	R$ 1,035	R$ 1,624	R$ (3,832)